Loans and Allowance for Credit Losses (Loan Modifications) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Commercial | Domestic | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 530	¥ 2,909
Percentage of Total Class of Loans	0.00%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Domestic | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 162,309	¥ 146,968
Percentage of Total Class of Loans	0.26%	0.27%
Loans Modified within 12 months of Subsequent Default	¥ 3,216	¥ 2,676
Commercial | Domestic | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 3,864	¥ 4,774
Percentage of Total Class of Loans	0.01%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Domestic | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Domestic | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 74,732	¥ 101,054
Percentage of Total Class of Loans	0.17%	0.22%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 6,137	¥ 8,491
Percentage of Total Class of Loans	0.05%	0.07%
Loans Modified within 12 months of Subsequent Default	¥ 180	¥ 60
Residential | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Card | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Card | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Card | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 12,828	¥ 12,480
Percentage of Total Class of Loans	2.65%	2.61%
Loans Modified within 12 months of Subsequent Default	¥ 1,541	¥ 1,472
Card | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 126	¥ 121
Percentage of Total Class of Loans	0.03%	0.03%
Loans Modified within 12 months of Subsequent Default	¥ 2	¥ 1
Card | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Krungsri | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 466	¥ 329
Percentage of Total Class of Loans	0.01%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 4	¥ 52
Krungsri | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 143,449	¥ 174,300
Percentage of Total Class of Loans	1.59%	1.99%
Loans Modified within 12 months of Subsequent Default	¥ 4,495	¥ 3,095
Krungsri | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 2,613	¥ 992
Percentage of Total Class of Loans	0.03%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 105	¥ 85
Krungsri | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1,558	¥ 261
Percentage of Total Class of Loans	0.02%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 40	¥ 4,072
Krungsri | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 867	¥ 919
Percentage of Total Class of Loans	0.01%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 2	¥ 48
Other | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 831	¥ 250
Percentage of Total Class of Loans	0.04%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 185
Other | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 6,626	¥ 1,569
Percentage of Total Class of Loans	0.33%	0.09%
Loans Modified within 12 months of Subsequent Default	¥ 1,121	¥ 290
Other | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 149
Percentage of Total Class of Loans	0.00%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 4	¥ 0
Other | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Other | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0